Expense Example, No Redemption	Jul. 29, 2025 USD ($)
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Matisse Discounted Closed-End Fund Strategy | Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 322
Expense Example, No Redemption, 3 Years	983
Expense Example, No Redemption, 5 Years	1,669
Expense Example, No Redemption, 10 Years	3,494
MATISSE DISCOUNTED BOND CEF STRATEGY | Matisse Discounted Bond CEF Strategy | Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	245
Expense Example, No Redemption, 3 Years	755
Expense Example, No Redemption, 5 Years	1,291
Expense Example, No Redemption, 10 Years	$ 2,756